Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS

On behalf of Professionally Managed Portfolios (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented form of Prospectus for the Trillium P21 Global Equity Fund, which was filed pursuant to Rule 497(e) on February 28, 2019.  The purpose of this filing is to submit the 497(e) filing dated February 28, 2019 in XBRL for the Trillium P21 Global Equity Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE